Expense Example	May 08, 2026 USD ($)
MetLife Core Plus Fund | I Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	979
MetLife Core Plus Fund | R Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	1,272
MetLife Multi-Sector Fixed Income Fund | I Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	575
MetLife Multi-Sector Fixed Income Fund | R Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 651